GENERAL BUSINESS DESCRIPTION	12 Months Ended
Dec. 31, 2014
GENERAL BUSINESS DESCRIPTION
GENERAL BUSINESS DESCRIPTION

1.GENERAL BUSINESS DESCRIPTION

Enbridge Inc. (Enbridge or the Company) is a publicly traded energy transportation and distribution company. Enbridge conducts its business through five business segments: Liquids Pipelines; Gas Distribution; Gas Pipelines, Processing and Energy Services; Sponsored Investments and Corporate. These operating segments are strategic business units established by senior management to facilitate the achievement of the Company’s long-term objectives, to aid in resource allocation decisions and to assess operational performance.

LIQUIDS PIPELINES

Liquids Pipelines consists of common carrier and contract crude oil, natural gas liquids (NGL) and refined products pipelines and terminals in Canada and the United States, including Canadian Mainline, Regional Oil Sands System, Seaway Crude Pipeline System (Seaway Pipeline) and Flanagan South Pipeline, Southern Lights Pipeline, Spearhead Pipeline and Feeder Pipelines and Other.

GAS DISTRIBUTION

Gas Distribution consists of the Company’s natural gas utility operations, the core of which is Enbridge Gas Distribution Inc. (EGD), which serves residential, commercial and industrial customers, primarily in central and eastern Ontario as well as northern New York State. This business segment also includes natural gas distribution activities in Quebec and New Brunswick.

GAS PIPELINES, PROCESSING AND ENERGY SERVICES

Gas Pipelines, Processing and Energy Services consists of investments in natural gas pipelines, gathering and processing facilities and the Company’s energy services businesses, along with renewable energy and transmission facilities.

Investments in natural gas pipelines include the Company’s interests in the Vector Pipeline (Vector) and transmission and gathering pipelines in the Gulf of Mexico. Investments in natural gas processing include the Company’s interest in Aux Sable, a natural gas fractionation and extraction business located near the terminus of the Alliance Pipeline and Canadian Midstream assets located in northeast British Columbia and northwest Alberta. The energy services businesses undertake physical commodity marketing activity and logistical services, oversee refinery supply services and manage the Company’s volume commitments on Alliance Pipeline, Vector and other pipeline systems.

SPONSORED INVESTMENTS

Sponsored Investments includes the Company’s 33.7% (2013 - 20.6%) economic interest in Enbridge Energy Partners, L.P. (EEP) and Enbridge’s interests in both the Eastern Access and Lakehead System Mainline Expansion projects held through Enbridge Energy, Limited Partnership. Also within Sponsored Investments is the Company’s overall 66.4% (2013 - 67.3%) economic interest in Enbridge Income Fund (the Fund), held both directly and indirectly through Enbridge Income Fund Holdings Inc. (ENF). Enbridge, through its subsidiaries, manages the day-to-day operations of and develops and assesses opportunities for each of these investments, including both organic growth and acquisition opportunities.

EEP transports crude oil and other liquid hydrocarbons through common carrier and feeder pipelines, including the Lakehead Pipeline System (Lakehead System), which is the United States portion of the Enbridge mainline system, and transports, gathers, processes and markets natural gas and NGL. The primary operations of the Fund include renewable power generation, crude oil and liquids pipeline, including interests in Southern Lights Pipeline, and storage businesses in western Canada and a 50% interest in the Alliance Pipeline.

CORPORATE

Corporate consists of the Company’s investment in Noverco Inc. (Noverco), new business development activities, general corporate investments and financing costs not allocated to the business segments.